Leasing - Future lease payments receivable (Details) - SEK (kr) kr in Millions	Dec. 31, 2019	Dec. 31, 2018
Leasing
Gross investment	kr 150	kr 307
Present value of minimum lease payments	139	274
Unearned finance income	14	33
Within 1 year
Leasing
Gross investment	63	117
Present value of minimum lease payments	61	113
Between 1 and 5 years
Leasing
Gross investment	87	182
Present value of minimum lease payments	kr 78	156
More than 5 years
Leasing
Gross investment		8
Present value of minimum lease payments		kr 5